Other disclosures - Share-based payment schemes - General Terms and Conditions of Launched Programmes (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares	Dec. 31, 2016 DKK (kr) shares	Jan. 01, 2016 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	6,965,794.000000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value at launch date				kr 508,000,000
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	1,541,400
Vesting period	4 years
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	3,664,052
Vesting period	4 years
2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2018 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	0
Value per share at launch (DKK per share)	kr 0
Vesting period	0 years
Value at launch date	kr 0
2018 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	411,090
Value per share at launch (DKK per share)	kr 280
Vesting period	3 years
Value at launch date	kr 115,000,000
2018 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	1,114,455
Value per share at launch (DKK per share)	kr 280
Vesting period	3 years	3 years
Value at launch date	kr 312,000,000
2017 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	100,000	0
Value per share at launch (DKK per share)		kr 0
Value at launch date		kr 0
2017 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	356,195	356,195
Value per share at launch (DKK per share)		kr 213
Vesting period		3 years
Value at launch date	kr 76,000,000	kr 76,000,000
2017 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	761,826	761,826
Value per share at launch (DKK per share)		kr 213
Vesting period		3 years
Value at launch date	kr 162,000,000	kr 162,000,000
2016 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	1,565,411		1,465,411
Value per share at launch (DKK per share)			kr 346
Vesting period		0 years	3 years
Value at launch date	kr 508,000,000		kr 508,000,000
2016 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	96,705		96,705
Value per share at launch (DKK per share)			kr 304
Vesting period			3 years
Value at launch date	kr 29,000,000		kr 29,000,000
2016 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	224,055		224,055
Value per share at launch (DKK per share)			kr 304
Vesting period			3 years
Value at launch date	kr 68,000,000		kr 68,000,000